Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 234,922	$ 87,767	$ 476,982	$ 246,498	$ 319,832	$ 442,919
Cost of revenue	60,963	48,364	160,030	122,073	161,008	104,407
Operating expenses:
Research and development	394,800	263,620	1,250,570	1,262,329	1,752,669	1,261,747
General and administrative	2,314,554	689,483	8,027,316	2,373,621	3,941,783	1,204,285
Total operating expenses	2,709,354	953,103	9,277,886	3,635,950	5,694,452	2,466,032
Loss from operations	(2,535,395)	(913,700)	(8,960,934)	(3,511,525)	(5,535,628)	(2,127,520)
Other income (expense), net:
Change in fair value of derivative warrant liabilities	500,327		1,954,767
Reverse recapitalization issuance costs in excess of gross proceeds			(6,566,821)
Common stock purchase agreement issuance costs	(1,029,077)		(1,029,077)
Gain on debt extinguishment				160,588	160,588	0
Change in fair value of convertible notes				(76,738)	(76,738)	0
Interest expense	(12,696)		(12,773)
Other expense, net			(426,666)		0	2,033
Total other (expense) income, net	(541,446)		(6,080,570)	83,850	83,850	2,033
Net loss and comprehensive loss	(3,076,841)	(913,700)	(15,041,504)	(3,427,675)	(5,451,778)	(2,125,487)
Less: accretion of convertible preferred stock to redemption value	(86,816)		(287,984)
Net loss attributable to common stockholders or unit holders	$ (3,163,657)	$ (913,700)	$ (15,329,488)	$ (3,427,675)	$ (5,451,778)	$ (2,125,487)
Net loss per share or unit attributable to common stockholders or unit holders-basic	$ (0.2)	$ (6.34)	$ (1.85)	$ (0.87)	$ (1.81)	$ (0.25)
Net loss per share or unit attributable to common stockholders or unit holders-diluted	$ (0.2)	$ (6.34)	$ (1.85)	$ (0.87)	$ (1.81)	$ (0.25)
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - basic	16,024,011	144,163	8,294,938	3,955,649	3,012,603	8,521,250
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - diluted	16,024,011	144,163	8,294,938	3,955,649	3,012,603	8,521,250